Cash, Cash Equivalents, and Marketable Securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash, Cash Equivalents, and Short-term Investments	$ 8,113	$ 8,445
Total cash and cash equivalents	9,067	9,607
Restricted Cash	139	140
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	62	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	9,268	9,747	$ 9,682	$ 8,185
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	954	1,162
Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	3,296	1,308
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	139
Marketable securities	195	289
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	25
Marketable securities	210	65
Debt Security, Government, Non-US [Member] | Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	350	114
Marketable securities	2,408	610
Corporate debt [Member] | Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	604	884
Marketable securities	193	198
Other Debt Obligations [Member] | Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	$ 290	$ 146